Loans (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans
Assignments and Participations		$ 15,000	$ 61,667
Gains (losses)	$ 0	$ 21	$ (625)